Supplement (Vanguard PRIMECAP Fund)	12 Months Ended
Sep. 30, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012